Summary of Advances to Suppliers (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Advances to Suppliers [Line Items]
Advances to suppliers	¥ 8,102,278	$ 1,245,297	¥ 9,085,165
Financing Fee
Advances to Suppliers [Line Items]
Advances to suppliers	7,497,988	1,152,419	7,497,988
Advertising Fee
Advances to Suppliers [Line Items]
Advances to suppliers	255,259	39,233	255,259
Development Fee
Advances to Suppliers [Line Items]
Advances to suppliers			700,000
Other
Advances to Suppliers [Line Items]
Advances to suppliers	¥ 349,031	$ 53,645	¥ 631,918